IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
IMPAIRMENT OF ASSETS
Schedule of future prices ($/bbl) used for VIU and FVLCS calculation

Future commodity price assumptions are based on the Group’s best estimates of future market prices with reference to bank price surveys, external market analysts’ forecasts, and forward curves.  Future prices ($ per Bbl) used for the 31 December 2018 VIU calculation were as follows:

						2024 and
	2019	2020	2021	2022	2023	thereafter
Oil (WTI)	$57.50	$60.00	$62.50	$65.00	$67.50	$70.00
Oil (Brent)	$65.00	$66.00	$67.00	$68.00	$69.00	$70.00

Future commodity price assumptions are based on the Group’s best estimates of future market prices with reference to bank price surveys, external market analysts’ forecasts, and forward curves.  Future prices ($/Bbl) used for the 31 December 2017 VIU calculation were as follows:

					2023 and
2018	2019	2020	2021	2022	thereafter
$60.00	$62.50	$65.00	$67.50	$70.00	$75.00

Schedule of Recoverable amounts and resulting impairment expense

		Recoverable
As at 31 December 2018	Carrying costs	amount	Impairment (1)
Cash-generating unit	US$’000	US$’000	US$’000
Assets held for sale - Dimmit County	67,519	24,284	43,235

As at 31 December 2017
Cash-generating unit
Assets held for sale - Dimmit County	66,479	61,064	5,415

31 December 2016
Cash-generating unit (2)
Exploration and evaluation expenditures:
Mississippian/Woodford	1,183	—	1,183
Cooper Basin	6,688	—	6,688
Total exploration and evaluation	7,871	—	7,871
Development and production assets:
Mississippian/Woodford	21,693	18,309	3,384
Total development and production assets	21,693	18,309	3,384

(1)

Total impairment expense for the year ended 31 December 2018 and 2017 also included $0.7 million and $0.2 million  related to additional costs incurred at the Cooper Basin, which was fully impaired in 2016.

(2)

Total impairment expense for the year ended 31 December 2016 was $11.3 million, which was net of an adjustment to 2015 impairment expense of $1.1 million related to a vendor discount for well completion services obtained subsequent to the filing of the Company’s 2015 annual report. Total impairment expense was $10.2 million.